Pension Liability (Details) - Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan [Abstract]
Projected benefit obligation, beginning of period	$ 927,369	$ 273,675
Service cost	39,667	48,641
Interest cost	2,743	732
Transfers-in and (-out), net	(209,035)	442,557
Actuarial (gain)/ loss	(152,048)	167,864
Currency conversion adjustments	(23,959)	(6,100)
Projected benefit obligation, end of period	584,737	927,369
Plan assets, beginning of period	608,478	95,406
Actual return on plan assets	(51,764)	70,634
Employer contributions	37,468	34,062
Participant contributions	20,608	20,738
Transfers-in and (-out), net	(150,129)	392,021
Administration expenses	(2,299)	(3,141)
Currency conversion adjustments	(13,747)	(1,242)
Plan assets, end of period	448,615	608,478
Accrued pension liability	$ 136,122	$ 318,891